OBLIGATIONS COLLATERALIZED BY RECEIVABLES, NET (Details Narrative) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Ending principal balance		$ 127,873	$ 136,123
Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Ending principal balance	$ 124,873	$ 127,873
PowerUp Lending Group, Ltd 3 [Member] | Coroware, Inc. and Subsidiaries [Member]
Short-Term Debt [Line Items]
Ending principal balance	$ 45,756